FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity profile of the Group's financial liabilities based on contractual undiscounted payments
Trade and other payables	₽ 364	₽ 427
Lease liabilities	76	100
Total financial liabilities	440	527
Within 1 year
Maturity profile of the Group's financial liabilities based on contractual undiscounted payments
Trade and other payables	364	427
Lease liabilities	46	50
Total financial liabilities	410	477
1 to 3 years
Maturity profile of the Group's financial liabilities based on contractual undiscounted payments
Lease liabilities	30	50
Total financial liabilities	₽ 30	₽ 50